Quarterly Results of Operations	12 Months Ended
Dec. 31, 2019
Quarterly Financial Data [Abstract]
Quarterly Results of Operations (Unaudited)

14. Quarterly Results of Operations (Unaudited)

The following table presents our unaudited consolidated quarterly financial data. This information has been prepared on a basis consistent with that of the audited consolidated financial statements. We believe that all necessary adjustments, consisting of normal recurring accruals and adjustments, have been included to present fairly the quarterly financial data. The results of historical periods are not necessarily indicative of the results of operations for any future period.

	Three Months Ended
	2019				2018
	December 31,	September 30,	June 30,	March 31,	December 31,	September 30,	June 30,	March 31,
	(in thousands, except per share amounts)
Revenue	$89	$46	$—	$278	$487	$2,362	$686	$193
Loss from operations	$(46,170)	$(42,540)	$(39,122)	$(36,627)	$(38,412)	$(33,641)	$(34,919)	$(35,662)
Net loss	$(45,326)	$(41,409)	$(37,390)	$(35,304)	$(40,616)	$(32,834)	$(34,080)	$(35,037)
Basic and diluted net loss	$(45,326)	$(41,409)	$(37,390)	$(35,304)	$(40,616)	$(32,834)	$(34,080)	$(35,037)
Basic and diluted net loss per share(1)	$(0.99)	$(0.96)	$(0.86)	$(0.85)	$(1.12)	$(0.91)	$(0.94)	$(0.97)

(1)	Net loss per share amounts are calculated discretely and therefore may not add up to the total due to rounding.